Restructuring and Impairment Charges (Expected Pre-Tax Charges for 2019 Productivity Plan) (Details) - 2019 Productivity Plan [Member] $ in Millions	Dec. 28, 2024 USD ($)
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	$ 6,150
Restructuring and Related Cost, Expected Cash Expenditures	5,100
Restructuring - Previous Estimate [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost	3,650
Restructuring and Related Cost, Expected Cash Expenditures	$ 2,900
Severance and Other Employee Costs
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	55.00%
Asset Impairments
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	10.00%
Other Costs
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	35.00%
Corporate
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	15.00%
PepsiCo Foods North America [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	15.00%
International Beverage Franchise [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	1.00%
PepsiCo Beverages North America [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	25.00%
Latin America Foods (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	10.00%
Europe, Middle East & Africa (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	30.00%
Asia Pacific Foods (Segment) [Member]
Total Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Expect Costs	4.00%